Income Tax - Additional Information (Detail) - USD ($)			12 Months Ended
	Apr. 01, 2018	Mar. 21, 2009	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of income taxes [Line Items]
Provision for income taxes			$ 15,431,000	$ 17,530,000	$ 21,180,000
Corporate tax rate			0.00%
Deferred tax liability derecognized			$ 11,812,000	20,800,000
Provision for income taxes			$ 9,368,000	$ 5,171,000	$ 5,072,000
Decrease in basic earnings loss per share			$ 0.19	$ 0.10	$ 0.10
Decrease in diluted earnings loss per share			$ 0.18	$ 0.10	$ 0.09
Unused tax losses for which no deferred tax asset recognized			$ 17,969,000
Temporary difference on which deferred tax liability has not been recognized amounts			494,571,000	$ 401,857,000	$ 301,043,000
Income tax reserve			12,370,000	12,432,000
Deposit of disputed amounts with tax authorities			13,416,000	12,031,000
Payment of service tax and related penalty		$ 5,341,000
Value Edge Research Services Private Limited [member]
Disclosure of income taxes [Line Items]
Deferred tax liability derecognized			1,686,000
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes			45,002,000	44,573,000
Estimated amount of additional taxes, interest			13,897,000	$ 13,740,000
Domestic [member]
Disclosure of income taxes [Line Items]
Provision for income taxes			$ 0
Pune Mumbai and Chennai in India [member] | 2016 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption					100.00%
Pune Mumbai and Chennai in India [member] | 2017 - 2026 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption				50.00%
New Pune and Gurgaon in India [member] | Until 2019 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption						100.00%
New Pune and Gurgaon in India [member] | 2020 - 2029 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption						50.00%
New Pune and Gurgaon in India [member] | Until 2022 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption			100.00%
New Pune and Gurgaon in India [member] | 2023 - 2032 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption			50.00%
India [member]
Disclosure of income taxes [Line Items]
Percentage of minimum alternative tax			21.55%
Estimated amount of additional taxes			$ 43,583,000	$ 37,085,000
Estimated amount of additional taxes, interest			$ 17,234,000	$ 13,744,000
Costa Rica [Member] | 2018 - 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption				50.00%
Iloilo and Alabang, Philippines [member] | Until 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption				100.00%
Sri Lanka [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	14.00%
Alabang Philippines [member] | Until 2022 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption			100.00%
USA [Member | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Tax effect from change in tax rate			$ (5,212,000)
Reduction in effective tax rate			5.12%
USA [Member | US [member]
Disclosure of income taxes [Line Items]
Corporate tax rate				35.00%
USA [Member | US [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate			21.00%